Derivative Instruments and Hedging Activities (Details) - Schedule of Derivatives Not Designated as Hedging Instruments (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities (Details) - Schedule of Derivatives Not Designated as Hedging Instruments [Line Items]
Asset Derivatives Fair Value	$ 981,232	$ 963,711
Liability Derivatives Fair Value	(218,596)	(858,769)
Net Fair Value	762,636	104,942
Agriculture [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Derivatives Not Designated as Hedging Instruments [Line Items]
Asset Derivatives Fair Value	223,192	678,316
Liability Derivatives Fair Value	(37,817)	(369,972)
Net Fair Value	185,375	308,344
Currency [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Derivatives Not Designated as Hedging Instruments [Line Items]
Asset Derivatives Fair Value	94,958	94,041
Liability Derivatives Fair Value	(1,663)	(185,622)
Net Fair Value	93,295	(91,581)
Energy [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Derivatives Not Designated as Hedging Instruments [Line Items]
Asset Derivatives Fair Value	15,843	76,522
Liability Derivatives Fair Value	(38,517)	(202,853)
Net Fair Value	(22,674)	(126,331)
Indices [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Derivatives Not Designated as Hedging Instruments [Line Items]
Asset Derivatives Fair Value	438,814	60,504
Liability Derivatives Fair Value	(46,548)	(55,851)
Net Fair Value	392,266	4,653
Interest Rates [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Derivatives Not Designated as Hedging Instruments [Line Items]
Asset Derivatives Fair Value	129,505	30,579
Liability Derivatives Fair Value	(94,051)	(20,778)
Net Fair Value	35,454	9,801
Metal [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Derivatives Not Designated as Hedging Instruments [Line Items]
Asset Derivatives Fair Value	78,920	23,749
Liability Derivatives Fair Value	0	(23,693)
Net Fair Value	$ 78,920	$ 56